Ropes & Gray LLP

One Embarcadero Center, Suite 2200

San Francisco, CA 94111

415-315-6300

F 415-315-6350

May 1, 2009

Matthew Gaarder-Wang

(415) 315-6302

matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Attn: Ms. Michelle Roberts

100 F Street, NE

Washington, DC 20549

Re:     RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Variable Products Trust (the “Trust”) is Post-Effective Amendment No. 10 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) and Post-Effective Amendment No. 11 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A (“Amendment No. 10/11”).

This Amendment No. 10/11 relates to the Class I and Class II shares of the series of the Registrant. This Amendment No. 10/11 is being filed in connection with the Trust’s annual update. The Trust is filing Amendment No. 10/11 to (i) update financial information contained in the Registration Statement, (ii) respond to comments given to us by Ms. Michelle Roberts, the Trust’s Securities and Exchange Commission reviewer, (iii) implement certain revisions previously discussed with Ms. Roberts, and (iv) update certain other information. As has been designated on the facing sheet, it is intended that Amendment No. 10/11 become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act. This Amendment No. 10/11 is marked to show changes effected in the Registration Statement by this Amendment.

Ropes & Gray LLP has assisted the Trust in the preparation of Amendment No. 10/11. At the request of the Trust, we have discussed the contents of the Amendment with the staff, and provided copies of disclosures contained in the Amendment for review and comment by the staff prior to the filing of the Amendment. On the basis of those discussions and that review and additional correspondence with the staff, we do not consider that, under the circumstances, the disclosures relating to the Trust in the Amendment should render the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (415) 315-6302.

Very truly yours,

/s/ MATTHEW GAARDER-WANG
Matthew Gaarder-Wang

Enclosure

cc:	Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.